Segment Information	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

The Company has four reportable segments: securities related services, investment advisory services, asset management services and corporate consultancy services. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The securities related services segment generated commission and handling income by offering securities dealing and brokerage services, securities underwriting and placing services, IPO subscription and other financing services. The investment advisory services segment generated income when the relevant investment advice services have been provided or the relevant services have been rendered. The corporate consultancy services segment generated income when the relevant corporate consultancy services have been provided. The asset management services segment generated asset management fee, performance fee and fund subscription fee by providing asset management services. All assets of the Company are located in Hong Kong and all revenues are all generated in Hong Kong.

Key financial performance measures of the segments are as follows:

Year ended March 31, 2024

	Securities related services segment	Investment advisory services segment	Asset management services segment	Corporate consultancy services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues - excluding interest income	312	2,860	871	120	-	4,163
Revenues - interest income	128	-	-	-	-	128
Total revenues	440	2,860	871	120	-	4,291

Commission and handling expenses	(15)	-	-	-	-	(15)
General and administrative expenses	(387)	-	52	-	(1,517)	(1,852)
Marketing and promotion expenses	-	-	-	-	(927)	(927)
Allowance for expected credit losses	(364)	(21)	(59)	-	(410)	(854)
Depreciation of property and equipment	-	-	-	-	(23)	(23)
Amortization of intangible assets	-	-	-	-	(7)	(7)
Employee benefits expenses	-	-	-	-	(5,043)	(5,043)
Share of results of an associate	-	-	-	-	(3)	(3)
Total expenses	(766)	(21)	(7)	-	(7,930)	(8,724)

Interest income	-	-	-	-	29	29
Other income	-	-	-	-	3	3
Total other income	-	-	-	-	32	32

(Loss) income before income tax expense	(326)	2,839	864	120	(7,898)	(4,401)

Total assets	7,851	619	246	-	6,685	15,401
Total liabilities	(5,136)	-	-	-	(1,341)	(6,477)

Net assets (liabilities)	2,715	619	246	-	5,344	8,924

Year ended March 31, 2023

	Securities related services segment	Investment advisory services segment	Asset management services segment	Corporate consultancy services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues - excluding interest income	571	2,515	389	951	-	4,426
Revenues - interest income	27	-	-	-	-	27
Total revenues	598	2,515	389	951	-	4,453

Commission and handling expenses	(7)	-	-	-	-	(7)
General and administrative expenses	(493)	(2)	(1)	-	(893)	(1,389)
Marketing and promotion expenses	(6)	(108)	-	-	(330)	(444)
Allowance for expected credit losses	(18)	-	-	-	-	(18)
Depreciation of property and equipment	-	-	-	-	(18)	(18)
Employee benefits expenses	-	-	-	-	(1,289)	(1,289)
Total expenses	(524)	(110)	(1)	-	(2,530)	(3,165)

Other income	-	-	1	-	60	61

Income (loss) before income tax expense	74	2,405	389	951	(2,470)	1,349

Total assets	6,068	320	345	600	2,894	10,227
Total liabilities	(6,349)	-	-	(120)	(417)	(6,886)

Net assets (liabilities)	(281)	320	345	480	2,477	3,341

Year ended March 31, 2022

	Securities related services segment	Investment advisory services segment	Asset management services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000

Revenues - excluding interest income	1,844	728	333	-	2,905
Revenues - interest income	351	-	-	-	351
Total revenues	2,195	728	333	-	3,256

Commission and handling expenses	(1,370)	-	-	-	(1,370)
General and administrative expenses	(408)	-	(35)	(625)	(1,068)
Marketing and promotion expenses	(40)	(446)	(195)	(22)	(703)
Allowance for expected credit losses	(99)	-	-	-	(99)
Depreciation of property and equipment	-	-	-	(19)	(19)
Employee benefits expenses	-	-	-	(944)	(944)
Interest expenses	(229)	-	-	-	(229)
Total expenses	(2,146)	(446)	(230)	(1,610)	(4,432)

Other income	15	-	4	177	196
Interest income	-	-	-	1	1
Total other income	15	-	4	178	197

Income (loss) before income tax expense	64	282	107	(1,432)	(979)

Total assets	7,354	112	122	1,871	9,459
Total liabilities	(7,318)	-	-	(141)	(7,459)

Net assets	36	112	122	1,730	2,000